CAPITAL AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL AND FINANCIAL RISK MANAGEMENT
Schedule of translation impact on income before income and mining taxes and equity

	Positive (negative) impact on Income
	Before Income and Mining Taxes and
	Equity
	10.0%	10.0%
	Strengthening	Weakening
	of the US Dollar	of the US Dollar
Canadian dollar	$27,855	$(27,855)
Euro	$15,659	$(15,659)
Mexican peso	$27,452	$(27,452)

Schedule of carrying amounts of financial instruments with exposure to credit risk

	As at	As at
	December 31,	December 31,
	2020	2019
Cash and cash equivalents	$402,527	$321,897
Short-term investments	3,936	6,005
Trade receivables	11,867	8,320
Derivative financial instrument assets	35,516	4,535
Loan receivable - Orla	21,247	4,551
Total	$475,093	$345,308

Schedule of lease financing, long-term debt, and total equity

	As at	As at
	December 31,	December 31,
	2020	2019
Lease obligations	$120,275	$116,828
Long-term debt	1,565,241	1,724,108
Total equity	5,683,213	5,111,514
Total	$7,368,729	$6,952,450

Schedule of changes in liabilities arising from financing activities

	As at	Changes from			As at
	December 31,	Financing Cash	Foreign		December 31,
	2019	Flows	Exchange	Other(i)	2020
Long-term debt	$1,724,108	(161,597)	—	2,730	$1,565,241
Lease obligations	116,828	(15,870)	9,628	9,689	120,275
Total liabilities from financing activities	$1,840,936	(177,467)	9,628	12,419	$1,685,516

Note:

(i)	Includes the amortization of deferred financing costs on long-term debt reflected in finance costs and lease obligation additions.